Share-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity
The following table summarizes the stock option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2023	931,934	$5.88	8.91	$203,295
Granted	319,750	3.44
Forfeited/Cancelled	(189,866)	6.50
Exercised	(27,674)	0.008

Balance at June 30, 2023	1,034,144	5.16	8.84	$55,143

Exercisable at June 30, 2023	508,668	$5.75	8.61	$41,736

The following table summarizes the stock option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2022	368,247	$7.68	8.98	$3,616,248
Granted	592,644	4.44
Forfeited/Cancelled	(6,549)	0.008
Exercised	(22,408)	0.008

Balance at December 31, 2022	931,934	5.88	8.91	$203,295

Exercisable at December 31, 2022	424,271	$6.16	8.74	$130,188

Summary of Non-vested Stock Options Activity
The following table summarizes the Company’s
non-vested
stock options:

	Non-vested Options Outstanding	Weighted-Average Grant Date Fair Value
At January 1, 2023	507,664	$2.64
Options granted	319,750	1.41
Options forfeited/cancelled	(138,785)	4.00
Options exercised	(2,119)	5.14
Options vested	(161,034)	2.07

At June 30, 2023	525,476	$1.89

The following table summarizes the Company’s
non-vested
stock options activity:

	Non-vested Options Outstanding	Weighted- Average Grant Date Fair Value
At January 1, 2022	264,559	$3.80
Options granted	592,644	1.84
Options forfeited/cancelled	(6,549)	7.88
Options exercised	(22,408)	5.12
Options vested	(320,583)	3.88

At December 31, 2022	507,663	$2.64

Summary of Restricted Stock Awards Activity
The following table summarizes the restricted stock awards activity:

	Outstanding	Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2023	55,735	$5.92
Granted	—	—
Forfeited/cancelled	—	—
Vested	(46,054)	5.81

Outstanding at June 30, 2023	9,681	$6.37

The following table summarizes the restricted stock awards activity:

	Restricted Stock Awards	Weighted- Average Grant Date Fair Value Per Share
Outstanding at January 1, 2022	177,154	$5.68
Granted	—	—
Forfeited/cancelled	—	—
Vested	(121,419)	5.76

Outstanding at December 31, 2022	55,735	$5.92

Schedule of Fair Value of Options and Share Awards Granted Under the Stock Option Plan
The fair value of options and share awards granted under the stock option plan during the six months ended June 30, 2023 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:

January 2023
Risk-free interest rates	3.43%
Expected life	5 years
Expected volatility	41.00%
Expected dividend yield	0.00%

The fair value of options and share awards granted under the stock option plan during the year ended December 31, 2022 and 2021 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:

	2022	2021
Risk-free interest rates	3.61%	0.91%
Expected life	5 years	5 years
Expected volatility	41.00%	40.81%
Expected dividend yield	0.00%	0.00%

Summary of Restricted Stock Units Activity
The following table summarizes the restricted stock units activity:

	Outstanding	Value
Outstanding at January 1, 2023	72,957	$4.44
Granted	152,137	3.32
Forfeited/cancelled	—	—
Vested	(99,052)	4.22

Outstanding at June 30, 2023	126,042	$3.23

The following table summarizes the restricted stock units activity:

	Restricted Stock Units	Value
Outstanding at January 1, 2022	—	$—
Granted	356,851	4.44
Forfeited/cancelled	(35,153)	4.44
Vested	(248,741)	4.44

Outstanding at December 31, 2022	72,957	$4.44